Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2023
Disposal of Subsidiary [Abstract]
DISPOSAL OF SUBSIDIARIES
5 -	DISPOSAL OF SUBSIDIARIES

Disposition of Chengdu BaiJiaYun

On August 3, 2020, BaiJiaYun VIE acquired 100% equity interest in Chengdu BaiJiaYun at cash consideration of $148,442 (RMB 983,000) from two third party individuals. On June 16, 2021, BaiJiaYun VIE transferred 100% equity interest in the subsidiary, at nil consideration, to Nanjing Shilian Technology Co., Ltd. (“Nanjing Shilian”), which is the controlling shareholder of the Company.

For the period from August 3, 2020 through June 16, 2021, Chengdu BaiJiaYun did not generate operating revenue, and incurred net loss amounted to $261,559, the abstract amount of which accounted for 6.4% of consolidated net income for the year ended June 30, 2021. Net negative assets of Chengdu BaiJiaYun amounted to $113,117 as of disposal date, and the abstract amount of which accounted for 0.2% of the consolidated net assets of the Company as of June 30, 2021. The management believed the transfer of equity interest in Chengdu BaiJiaYun does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The transfer of equity interest is not accounted for as discontinued operations in accordance with ASC 205-20. The Company accounted for the transfer of equity interest in a subsidiary under common control as a capital transaction, and the difference between consideration and carrying amount of Chengdu BaiJiaYun of $113,117 was charged to the account of “additional paid-in capital”.

Disposition of Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”)

In September 2022, BJY completed the disposal of 100% equity interest of Wuhan BaiJiaYun with a cash consideration of RMB1,800,000 (approximately $248,000). Upon closing, the Company no longer has any involvement in the operation of Wuhan BaiJiaYun. The disposal of this subsidiary did not represent a strategic shift that had a major effect on the Company’s operations and financial results. As Wuhan BaiJiaYun had negative net assets at the disposition date, the disposition resulted in a gain of $402,044, included in the consolidated statements of operations and comprehensive income (loss).

Completion of Fuwei Disposition

In March 2023, the Company completed the Fuwei Disposition. The Fuwei BVI and the BOPET film business disposed met the criteria for discontinued operations and was classified as held for sale upon the consummation of the Merger. Accordingly, the results of operations for Fuwei BVI and the BOPET film business from consummation of the Merger of Fuwei to the completion of Fuwei Disposition have been excluded from the Company’s results from continuing operations in the consolidated statements of operations and comprehensive income (loss) and are presented in separate line items as discontinued operations. Upon the completion of Fuwei Disposition, the Company recognized gain of $771,237, which is included in net income from discontinued operations, net of tax, in the consolidated statements of operations and comprehensive income (loss).

The following tables set forth the results of operations and cash flows of discontinued operations with respect to Fuwei BVI and the BOPET film business from consummation of the Merger of Fuwei to the completion of Fuwei Disposition:

Amount
US$ in thousands
Revenues	11,851
Cost of revenues	(9,038)
Gross profit	2,813
Operating expenses
Selling and marketing expenses	(672)
General and administrative expenses	(2,269)
Total operating expenses	(2,941)
Loss from operations	(128)
Interest income	41
Interest expense	(154)
Other expenses, net	(6)
Loss from discontinued operation	(247)
Gain on sale of business	771
Loss from discontinued operation before income taxes	524
Income tax expense	(4)
Income from discontinued operations, net of tax	520

Amount
US$ in thousands
Net cash used in operating activities	(1,909)
Net cash provided by investing activities	1,859
Net cash provided by (used in) financing activities	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	50
Net increase (decrease) in cash, cash equivalents and restricted cash of discontinued operations	—

Aoji Holdings Co., Ltd, is obligated to pay the Company the purchase price no later than three years of the closing date pursuant to a supplemental agreement signed in July 2023. In December 2023, the Company estimated the collectability of the $30.0 million receivable and concluded that there is a possibility that it may not be fully recovered in the future. Therefore, according to the conservatism principle of accounting, the Company recognized an allowance of credit loss of $10.3 million as of June 30, 2023. The Company had not received the proceeds of Fuwei Disposition from Aoji Holdings Co., Ltd as of June 30, 2023, and the carrying amount of receivable of $19.7 million was included in other non-current assets in the consolidated balance sheets.